Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	€ 30,587	€ 41,714
Less: loss allowance of receivables	(68)	(69)
TRADE RECEIVABLES, NET	€ 30,519	€ 41,645